Summary of accounting policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Conversion ratio	1
Interest revenue earned from financial services	¥ 7,171,524	¥ 4,971,597	¥ 2,764,131
Government grants	¥ 1,153,325	¥ 1,116,220	¥ 254,623
China Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of the total revenues	97.00%	97.00%	97.00%